Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)
Changes in deferred tax assets and liabilities [line items]
Opening balance	$ 464.7	₨ 35,159,900	₨ 36,600,700	₨ (20,193,200)
Adjustment of initial application of IFRS 16			292,300	84,500
Adjusted Opening Balance			36,893,000	(20,108,700)
Recognized in profit or loss	(109.8)	(8,308,900)	15,286,100	47,677,200
MAT Credit Utilized			(37,800)	(15,800)
Reversal of items classified as held for Sale in earlier year				85,300
Divestment of subsidiary company				(57,500)
Closing balance	391.8	29,644,600	35,159,900	36,600,700
Deferred tax assets	617.9		54,578,600	51,511,100	₨ 45,203,500
Deferred tax liabilities	(212.8)		(19,418,700)	(14,910,400)	(15,558,900)
Undistributed earnings in subsidiaries, joint operations and equity accounted investees, reversed on dividend distribution by subsidiaries		2,156,600	462,100	3,608,200
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		12,967,200	15,717,800	16,852,000
Adjusted Opening Balance			15,717,800	16,852,000
Recognized in profit or loss		2,640,900	(2,740,900)	(1,142,600)
Reversal of items classified as held for Sale in earlier year				56,000
Divestment of subsidiary company				72,100
Closing balance		15,607,500	12,967,200	15,717,800
Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		121,935,800	107,509,500	121,838,500
Adjusted Opening Balance			107,509,500	121,838,500
Recognized in profit or loss		(15,651,600)	11,557,400	(12,420,500)
Reversal of items classified as held for Sale in earlier year				(27,400)
Closing balance		112,705,200	121,935,800	107,509,500
Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		15,881,700	16,892,200	19,397,200
Adjusted Opening Balance			16,892,200	19,397,200
Recognized in profit or loss		952,700	(1,317,600)	(2,330,400)
Closing balance		17,643,000	15,881,700	16,892,200
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		169,500	169,500	169,500
Adjusted Opening Balance			169,500	169,500
Closing balance		169,500	169,500	169,500
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		2,065,800	1,151,000	136,600
Adjusted Opening Balance			1,151,000	136,600
Recognized in profit or loss		(251,700)	334,300	717,400
Reversal of items classified as held for Sale in earlier year				120,900
Closing balance		2,424,300	2,065,800	1,151,000
Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		153,020,000	141,440,000	158,393,800
Adjusted Opening Balance			141,440,000	158,393,800
Recognized in profit or loss		(12,309,700)	7,833,200	(15,176,100)
Reversal of items classified as held for Sale in earlier year				149,500
Divestment of subsidiary company				72,100
Closing balance		148,549,500	153,020,000	141,440,000
Deferred tax liabilities	(212.8)		(19,418,700)	(14,910,400)	(15,558,900)
Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		21,867,500	21,942,500	21,955,100
Adjustment of initial application of IFRS 16				0
Adjusted Opening Balance			21,942,500	21,955,100
Recognized in profit or loss		(944,500)	(76,600)	(161,200)
Reversal of items classified as held for Sale in earlier year				24,300
Divestment of subsidiary company				124,400
Closing balance		20,906,900	21,867,500	21,942,500
Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		30,926,700	22,842,100	42,737,400
Adjustment of initial application of IFRS 16				84,500
Adjusted Opening Balance			22,842,100	42,821,900
Recognized in profit or loss		(12,606,600)	7,779,800	(19,255,900)
Closing balance		18,642,300	30,926,700	22,842,100
Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		44,213,100	34,172,900	30,213,900
Adjusted Opening Balance			34,172,900	30,213,900
Recognized in profit or loss		(9,714,900)	8,912,100	3,911,100
Reversal of items classified as held for Sale in earlier year				21,200
Divestment of subsidiary company				24,500
Closing balance		34,812,900	44,213,100	34,172,900
Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		(4,177,300)	12,462,900	8,426,300
Adjusted Opening Balance			12,462,900	8,426,300
Recognized in profit or loss		(143,500)	(2,807,100)	32,700
Reversal of items classified as held for Sale in earlier year				132,400
Divestment of subsidiary company				13,000
Closing balance		9,645,500	(4,177,300)	12,462,900
Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		671,500	1,066,200	381,900
Adjusted Opening Balance			1,066,200	381,900
Recognized in profit or loss		(671,000)	(356,900)	817,800
MAT Credit Utilized			(37,800)	(15,800)
Reversal of items classified as held for Sale in earlier year				37,800
Divestment of subsidiary company				(155,500)
Closing balance		500	671,500	1,066,200
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		59,417,500	49,293,600	926,500
Adjustment of initial application of IFRS 16			292,300
Adjusted Opening Balance			49,585,900	926,500
Recognized in profit or loss		12,223,900	8,131,400	48,258,900
Closing balance		77,331,000	59,417,500	49,293,600
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		7,756,600	12,253,100	7,552,400
Adjusted Opening Balance			12,253,100	7,552,400
Recognized in profit or loss		1,779,400	(1,311,700)	1,022,100
Reversal of items classified as held for Sale in earlier year				3,900
Closing balance		(1,162,300)	7,756,600	12,253,100
Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		12,167,200	11,418,700	15,079,200
Adjusted Opening Balance			11,418,700	15,079,200
Recognized in profit or loss		(2,171,800)	498,600	(3,811,500)
Closing balance		10,748,900	12,167,200	11,418,700
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		15,337,100	12,588,700	10,927,900
Adjusted Opening Balance			12,588,700	10,927,900
Recognized in profit or loss		(8,369,600)	2,349,700	1,687,100
Reversal of items classified as held for Sale in earlier year				15,200
Divestment of subsidiary company				8,200
Closing balance		7,268,400	15,337,100	12,588,700
Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		188,179,900	178,040,700	138,200,600
Adjustment of initial application of IFRS 16			292,300	84,500
Adjusted Opening Balance			178,333,000	138,285,100
Recognized in profit or loss		(20,618,600)	23,119,300	32,501,100
MAT Credit Utilized			(37,800)	(15,800)
Reversal of items classified as held for Sale in earlier year				234,800
Divestment of subsidiary company				14,600
Closing balance		178,194,100	188,179,900	178,040,700
Deferred tax assets	617.9		54,578,600	51,511,100	₨ 45,203,500
Translation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income	1.5	110,300	1,241,200	2,943,400
Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(600)	(5,900)	0
Translation [Member] | Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		6,421,000	2,868,900	(1,993,800)
Translation [Member] | Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		808,600	307,100	(174,600)
Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(6,900)	2,300	1,200
Translation [Member] | Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		7,222,100	3,172,400	(2,167,200)
Translation [Member] | Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(16,000)	1,600	0
Translation [Member] | Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		322,200	304,800	(723,200)
Translation [Member] | Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		314,500	1,125,800	3,200
Translation [Member] | Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(1,105,200)	128,200	60,000
Translation [Member] | Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		0
Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		5,689,600	1,700,000	108,200
Translation [Member] | Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		1,057,000	387,200	1,350,700
Translation [Member] | Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		753,500	372,900	17,700
Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		316,800	393,100	(40,300)
Translation [Member] | Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		7,332,400	4,413,600	776,200
Other Than Translation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income	$ 35.5	2,683,300	(18,222,600)	6,076,800
Other Than Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				(119,700)
Other Than Translation [Member] | Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				112,700
Other Than Translation [Member] | Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				0
Other Than Translation [Member] | Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				0
Other Than Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		617,100	577,800	174,900
Other Than Translation [Member] | Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		617,100	574,000	167,900
Other Than Translation [Member] | Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(100)		(100)
Other Than Translation [Member] | Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				(700)
Other Than Translation [Member] | Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		200	2,300	(1,000)
Other Than Translation [Member] | Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		15,071,500	(13,961,300)	3,798,500
Other Than Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income			(3,800)	0
Other Than Translation [Member] | Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(11,755,300)	(3,572,000)	2,324,100
Other Than Translation [Member] | Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		0	(123,000)	133,300
Other Than Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(15,900)	5,400	(9,300)
Other Than Translation [Member] | Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		₨ 3,300,400	₨ (17,648,600)	₨ 6,244,700